Description of Business - Additional Information (Detail)	Mar. 09, 2021 $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 $ / shares
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Common stock, par value	$ 0.001	$ 0.0001	$ 0.0001
NantCell, Inc
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Business combination, step acquisition, equity interest in acquiree, percentage	72.00%
Business acquisition, percentage of voting interests acquired	28.00%
Business combination, step acquisition, equity interest in acquiree, including subsequent acquisition, percentage	82.00%
Common stock, par value	$ 0.0001
Business acquisition share exchange ratio	0.8190